Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2017 USD ($)
Classes of current inventories [abstract]
Finished products	$ 3,691	$ 3,209
Raw materials	4,092	3,974
Non strategic spare parts	1,838	2,113
Inventories in transit	1,208	1,207
Packing materials	490	171
Other	45	70
Total	11,364	10,744		$ 579
Changes in inventories of finished goods and work in progress	21,412	18,154	$ 20,053
Raw materials and consumables used	80,318	62,534	51,904
Total	$ 101,730	$ 80,688	$ 71,957